Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2021	December 31, 2020
Prepaid voyage and operating costs	$5,086	$4,616
Claims receivable	6,397	4,136
Prepaid other taxes	1,084	2,604
Other	4,527	3,625
Total prepaid expenses and other current assets	$17,094	$14,981

Claims receivable mainly represents claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.